Fair value Measurements - Unobservable Data Used in Recurring Valuations of Level 3 (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	$ 984
Cross-Currency Interest Rate Swaps [Member] | Constant Prepayment Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate	2.60%
Cross-Currency Interest Rate Swaps [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Constant prepayment rate	Constant prepayment rate
Cross-Currency Interest Rate Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	1,053
Discounted cash flow	Discounted cash flow
Other [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	4
Consumer Price Index/LIBOR Basis Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	92
Discounted cash flow	Discounted cash flow
Consumer Price Index/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Bid/Ask Adjustment to Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Lower Range of Basis Spread on Variable Rate	0.02%
Derivative, Higher Range of Basis Spread on Variable Rate	0.04%
Derivative, Basis Spread on Variable Rate	0.05%
Consumer Price Index/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Bid/ask adjustment to discount rate	Bid/ask adjustment to discount rate
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Bid/Ask Adjustment to Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Lower Range of Basis Spread on Variable Rate	0.08%
Derivative, Higher Range of Basis Spread on Variable Rate	0.08%
Derivative, Basis Spread on Variable Rate	0.08%
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Constant Prepayment Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate	4.30%
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Constant prepayment rate	Constant prepayment rate
Bid/ask adjustment to discount rate	Bid/ask adjustment to discount rate
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	$ (165)
Discounted cash flow	Discounted cash flow